PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 4:-PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2021
Cost:

Manufacturing equipment (*)	$5,058	$7,238
Computers and software	128	394
Laboratory equipment	251	719
Furniture and office equipment	37	50
Cars	57	57
Leasehold improvements	34	—

	5,565	8,458

Accumulated depreciation	170	912
Depreciated cost	$5,395	$7,546

Depreciation expenses amounted to $ 66, $ 86 and $ 776 for the years ended December 31, 2019, 2020 and 2021, respectively.

During 2021 total cost of $ 34 and total accumulated depreciation of $ 34 were disposed from the consolidated balance sheets.